Share-Based Compensation - Schedule of Restricted Shares Activity (Detail) (Restricted Shares [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning balance	400,000
Number of shares, Granted	100,000	400,000
Number of shares, Vested	(100,000)
Number of shares, Forfeited
Number of shares, Outstanding, Ending balance	400,000	400,000
Number of shares, Expected to vest		400,000
Weighted average grant date fair value, Outstanding, Beginning balance	$ 12.38
Weighted average grant date fair value, Granted	$ 29.00	$ 12.38
Weighted average grant date fair value, Vested	$ 41.65
Weighted average grant date fair value, Forfeited
Weighted average grant date fair value, Outstanding, Ending balance	$ 16.54	$ 12.38
Weighted average grant date fair value, Expected to vest		$ 12.38